Debt Instruments Issued and Other Financial Liabilities - Schedule of Senior Bonds, by Currency (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 6,010,124	$ 5,950,038
Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	4,882,341	4,840,918
Hungary, Forint
Disclosure of detailed information about borrowings [line items]
Debt Securities		3,381,318
Hungary, Forint | Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	3,568,532	3,258,201
CLP [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities		1,179,526
CLP [member] | Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	416,116	373,135
USD [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities		923,718
USD [member] | Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	529,363	923,718
COP [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities		465,476
COP [member] | Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 368,330	$ 285,864